Convertible Loan from Shareholders (Details Narrative) - Alpha Capital [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Aug. 15, 2016
Secured Note [Member]
Loan bears interest rate			6.00%
Secured note principal amount			$ 2,000
Convertible Note [Member]
Loan bears interest rate	6.00%	6.00%
Principal and accrued interest of note	$ 2,029	$ 2,029
Debt maturity date	Nov. 28, 2019	Nov. 28, 2019
Convertible note, conversion price	$ 9.6	$ 9.60
Convertible Note [Member] | Before Reverse Split [Member]
Convertible note, conversion price	$ 0.64	$ 0.64